Equity	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
EQUITY

20. EQUITY

(a) Ordinary shares

The Company was established under the laws of the BVI on January 24, 2019. The authorized number of Ordinary Shares was 50,000 with par-value of $1 per share.

As of September 30, 2022, the authorized number of ordinary Shares was 100,000,000 with par-value of $0.001 per share and the number of ordinary Shares issued and outstanding was 24,676,891 and 24,214,891, respectively.

On January 25, 2023, the Company entered into an equity transfer agreement with the Sellers, for the transfer of 100% of the equity interests in and all assets in Changzhou Sixun to Jiangsu New Energy, for RMB59,400,000, of which (i) RMB5,000,000 was to be paid in cash, and (ii) the remaining RMB54,400,000 ($8,080,448) which is to be paid by issuing additional ordinary shares of the Company, with a selling restriction period of six months. On the same day, the Company issued 7,667,943 ordinary shares to the Sellers, which had a value of $8,080,448, equivalent to RMB54,400,000.

On March 9, 2023, the Company entered into a securities purchase agreement with certain Purchasers, in connection with the offer and sale of 18,000,000 ordinary shares, par value US$0.001 per share, of the Company at $0.80 per share. The gross proceeds to the Company from the Offering were $14,400,000.

On April 7, 2023, the board of directors of the Company approved a change of the maximum number of shares the Company is authorized to issue from 100,010,000 shares divided into two classes as follows: (a) up to 100,000,000 ordinary shares with a par value of US$0.001 each, and (b) up to 10,000 preferred shares of no par value, to 500,010,000 shares divided into two classes as follows: (a) up to 500,000,000 ordinary shares with a par value of US$0.001 each, and (b) up to 10,000 preferred shares of no par value.

On June 6, 2023, the Company entered into a securities purchase agreement with certain Purchasers, in connection with the offer and sale of 10,000,000 units of its securities (each, a “Unit”), with each Unit consisting of (i) one ordinary share of the Company, par value $0.001 per share, and (ii) one warrant to purchase one ordinary share at $1.20 per share, at an offering price of $0.85 per Unit for a total $8,500,000 in gross proceeds.

On September 11, 2023, the Company entered into a securities purchase agreement with certain Investors, in connection with the offer and sale of 8,498,125 unit of its securities (each, a “Unit”), at a combined offering price of $1.13 per Unit, with each Unit consisting of (i) one ordinary share of the Company, par value $0.001 per share, and (ii) one warrant (“Common Warrant”) to purchase four exchange warrants (the “Exchange Warrants,” together with the Common Warrants, the “Warrants”) each exercisable for one ordinary share at $1.13 per ordinary share, by which the Investors can purchase up to 33,992,500 Ordinary Shares. In addition to the customary cashless exercise rights provided in both the Common Warrants and the Exchange Warrants, the Exchange Warrants will also provide an alternate right to exercise on a cashless basis and receive the total number of ordinary shares which the holder would have received if exercised, in full, for cash.

Relating to the Offering on September 11, 2023, the Company also entered into a Placement Agency Agreement (the “PAA”) with Aegis Capital Corp. (the “Placement Agent”), which is the sole placement agent for the Offering. The Company will pay the Placement Agent a cash fee of $800,000, which is 8% of the gross proceeds of (i) the Offering and (ii) an additional $397,119 of gross proceeds from one of the Investors in connection with a closing on the sale of 351,433 ordinary shares on September 11, 2023, in connection with which the Placement Agent also acted as the sole placement agent. The Company raised total net proceeds of $8,948,982 after deducting underwriting discounts, legal fees, and other offering expenses.

During the year ended September 30, 2023, 1,794,871 common warrants from the direct public offering on June 1, 2021, and 10,000,000 common warrants from the offering on June 6, 2023 were exercised via cashless option by the investors for 806,243 and 4,942,904 ordinary shares of the Company, respectively; and 26,093,088 exchange warrants from the offering on September 11, 2023 were further exercised via cashless option by the investors for 26,093,088 ordinary shares of the Company. During the year ended September 30, 2024, 197,941 exchange warrants from the offering on September 11, 2023 were further exercised via cashless option by the investors for 134,000 ordinary shares of the Company.

On February 2, 2024, two Surrendering Members irrevocably surrendered to the Company 700,000 ordinary shares with a par value of US$0.001 each registered in the name of the Surrendering Members in the register of members of the Company for no consideration, which was cancelled by the Company on February 28, 2024.

On April 12, 2024, the Company effected a reverse share split (the “Reverse Share Split”) of the Company’s ordinary shares at a ratio of 1-for-40 so that every forty shares are combined into one share (with the fractional shares rounding off to the nearest whole share). All numbers of shares and per share data presented in the consolidated financial statements and related notes have been retroactively restated to reflect the reverse share split stated above.

On April 22, 2024, the Company issued 4,533 ordinary shares to shareholders who were left with fractional shares following the implementation of the Reverse Share Split.

On June 3, 2024, the Board of Directors (the “Board”) of the Company, approved a change of the maximum number of shares the Company is authorized to issue from 12,510,000 shares divided into up to 12,500,000 ordinary shares with a par value of US$0.04 each and up to 10,000 preferred shares of no par value each to 100,010,000 shares divided into up to 100,000,000 ordinary shares with a par value of US$0.04 each and up to 10,000 preferred shares of no par value each.

(b) Statutory reserve and restricted net assets

The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries, are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

Relevant PRC statutory laws and regulations permit the payment of dividends by the Company’s PRC subsidiaries and VIE and VIE’s subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries and VIE and VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The Company’s restricted net assets, comprising of the registered paid-in capital and statutory reserve of Company’s PRC subsidiaries and VIE and VIE’s subsidiaries, were $29,242,499 and $36,418,173 as of September 30, 2023 and 2024, respectively.

(c) Warrants

In January 2021, the warrant shares were granted to an underwriter to purchase 303,850 ordinary shares at $4.40 per share. The warrant shares can be purchased in cash or via the cashless exercise option. The warrant holders exercised 303,850 warrants via cashless option to receive 224,289 ordinary shares for free.

In June 2021, warrant shares were granted to investors in the Company’s direct public offering to purchase 1,794,871 ordinary shares at $4.68 per share. The investors exercised 1,794,871 warrants via cashless option to receive 806,243 ordinary shares for free during the year ended September 30, 2023. Warrants shares were also granted to FT Global Capital, Inc. to purchase 217,948 ordinary shares at $5.85 per share, which were expired on June 1, 2023.

In June 2023, warrant shares were granted to investors in the Company’s direct public offering to purchase 10,000,000 ordinary shares at $1.20 per share. In August 2023, the investors exercised 10,000,000 warrants via cashless option to receive 4,942,904 ordinary shares for free. In September 2023, 8,498,125 common warrants were granted to investors in the Company’s public offering with each common warrant to purchase four exchange warrants, by which the investors can purchase up to 33,992,500 ordinary shares at $1.13 per share. In the same month, the investors exercised 26,093,088 exchange warrants via cashless option to receive 26,093,088 ordinary shares for free. In April 2024, the investors exercised 197,941 exchange warrants via cashless option to receive 134,000 ordinary shares for free.

As of September 30, 2024, there were 3,000,000 warrant shares granted to investors left unexercised, which are exercisable before January 28, 2025.

Following table summarizes the movement of warrant activities during the year ended September 30, 2024:

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Exchange Warrants Outstanding as of September 30, 2023	7,899,412	$1.13	2.95	$-
Exchange Warrants Exercisable as of September 30, 2023	7,899,412	$1.13	2.95	$-
Exchange Warrants Granted	-	-	-	-
Exchange Warrants Exercises	(197,941)	1.62	-	-
Exchange Warrants Forfeited (1)	(4,701,471)
Exchange Warrants Expired	-	-	-	-
Exchange Warrants Outstanding as of September 30, 2024	3,000,000	1.62	0.33	-
Exchange Warrants Exercisable as of September 30, 2024 (1)	3,000,000	1.62	0.33	-

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Common Warrants Outstanding as of September 30, 2023	8,498,125	1.13	2.95	-
Common Warrants Exercisable as of September 30, 2023	8,498,125	1.13	2.95	-
Common Warrants Granted	-	-	-	-
Common Warrants Exercises	-	-	-	-
Common Warrants Forfeited	-	-	-	-
Common Warrants Expired	-	-	-	-
Common Warrants Adjusted for Reverse Share Split (2)	(3,108,999)	-	-	-
Common Warrants Outstanding as of September 30, 2024	5,389,126	1.78	1.95	-
Common Warrants Exercisable as of September 30, 2024	5,389,126	1.78	1.95	-

(c) Warrants

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Exchange Warrants Outstanding as of September 30, 2023	7,899,412	$1.13	2.95	$-
Exchange Warrants Exercisable as of September 30, 2023	7,899,412	$1.13	2.95	$-
Common Warrants Outstanding as of September 30, 2023	8,498,125	1.13	2.95
Common Warrants Exercisable as of September 30, 2023	8,498,125	1.13	2.95
Exchange Warrants Granted	-	-	-	-
Exchange Warrants Exercises	(197,941)	1.62	-	-
Exchange Warrants Forfeited (1)	(4,701,471)
Exchange Warrants Expired	-	-	-	-

Exchange Warrants Outstanding as of September 30, 2024	3,000,000	1.62	0.33	-
Exchange Warrants Exercisable as of September 30, 2024 (1)	3,000,000	1.62	0.33	-
Common Warrants Outstanding as of September 30, 2024 (2)	5,389,126	1.78	1.95
Common Warrants Exercisable as of September 30, 2024	5,389,126	1.78	1.95

(1)	On April 29, 2024, the Company was named as defendant in a lawsuit in the Supreme Court for the State of New York by Empery Asset Master, Ltd., Empery Tax Efficient, LP, and Empery Tax Efficient III, LP (collectively, the “Plaintiffs”), relating to certain purported notices of exercise and the number of warrant shares issuable under certain exchange warrants (the “Exchange Warrants”) issued to the Plaintiffs in September 2023.

On October 29, 2024, the Company entered into a Settlement Agreement and Release (the “Settlement Agreement”) and certain Side Letter Agreements (the “Side Letter Agreements”) with the Plaintiffs, which resolved and settled the above referenced lawsuit between the Company and Plaintiffs. Pursuant to the Settlement Agreement and the Side Letter Agreements, the Plaintiffs and the Company agree and acknowledge that the Warrant Shares shall be reduced to 3,000,000 Warrant Shares, and the “Termination Date” of the Exchange Warrant shall be the later of (A) 6:00 PM (New York time) on January 28, 2025 and (B) the Trading Day immediately following such time as the total aggregate trading volume of the Ordinary Shares on the principal Trading Market, as reported by Bloomberg L.P. (based on a Trading Day from 9:30 a.m. (New York City time) to 4:00 p.m. (New York City time)), beginning on the Trading Day immediately following the Effective Date exceeds 15,000,000 shares (as such number may be adjusted for stock splits, stock dividends, etc.). On January 7, 2025, as reported by Bloomberg, the aggregate trading volume of Ordinary Shares in the principal Trading Market surpassed 15,000,000 shares. Consequently, the Termination Date is hereby set as January 28, 2025.

The Company also agreed to pay the Plaintiffs in the amount of $10,000 as compensation for costs incurred by the Plaintiffs in connection with the lawsuit and the Settlement Agreement. Additionally, the Plaintiffs and the Company each agreed to fully release the other from all claims arising out of the allegations and claims asserted in the lawsuit.

(2)	Upon effectiveness of the Reverse Share Split at a ratio of 1-for-40, the number of Common Warrant was adjusted to 5,389,126 and the Exercise Price of the Common Warrants was adjusted to $1.7819.

(d) Non-controlling interests

As of September 30, 2024, the Company’s non-controlling interests included a 19.13% equity interest of Hengmao, 49% equity interest of Cenbird E-Motorcycle, which was acquired on September 10, 2019, and 40% equity interest of Changzhou Higgs, which was acquired on January 25, 2023.